Trade receivables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
3.1 Trade receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to the short-term nature, their carrying amount is considered to be the same as their fair value.

(CHF in millions)	12/31/2022	12/31/2021

Not yet due	112.3	64.4
Past due 1 - 90 days	47.3	32.8
Past due 91 - 180 days	14.8	3.3
Past due 181 - 360 days	7.3	0.2
Past due > 361 days	2.0	1.1
Gross Carrying Amount	183.7	101.8

Individual loss allowance	(8.2)	(2.0)
Expected credit loss	(0.9)	(0.6)
Loss allowance	(9.1)	(2.6)
Trade receivables	174.6	99.3

At the end of each reporting period, no single customer accounted for more than 10% of total trade receivables. Certain trade receivables have been pledged as collateral in relation to debt financing, refer to 5.4 Liquidity risk.

The recorded loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2022	2021

Individual loss allowance at January 1	2.0	1.8
Addition	6.3	1.5
Release	0.0	(1.3)
Exchange differences	(0.1)	0.0
Individual loss allowance at December 31	8.2	2.0

(CHF in millions)	2022	2021

Expected credit loss at January 1	0.6	0.1
Change	0.3	0.5
Expected credit loss at December 31	0.9	0.6

Refer to 5.3 Credit risk for additional information.

Accounting policies
Trade receivables represent On’s right to an amount of consideration that is unconditional and only a passage of time is required before payment of the consideration is due.

Trade receivables are initially recorded at original invoice amount and subsequently measured at amortized cost less loss allowance calculated based on the expected credit loss (ECL) model. On applies the simplified approach to measure credit losses, which uses a lifetime expected loss allowance for trade receivables. This approach considers historical credit loss experience as well as future expectations.

Trade receivables are written off when there is no reasonable expectation of recovery. The charges to the income statement are included in selling, general and administrative expenses.

Relevant judgments and accounting estimates
Expected credit losses (ECL’s) on trade receivables are calculated based on historical loss rates per region and adjusted by forward-looking quantitative and qualitative adjusted by forward-looking quantitative and qualitative information such as the global economy outlook (real GDP growth). In addition, appraisals and data used by the internal planning department are taken into consideration.

Individual allowances and write-offs (partially or fully) on trade receivables are applied if there are objective indications for missing collectability such as legal procedures, insolvency or bankruptcy.